REGULATORY FEES	12 Months Ended
Dec. 31, 2021
REGULATORY FEES
REGULATORY FEES

NOTE 29 — REGULATORY FEES

	12/31/2021	12/31/2020
Current
Research and Development - R&D	235,492	371,364
RGR quota	196,584	67,810
Compensation for the Use of Water Resources	80,617	101,565
CDE contribution	13,809	19,256
PROINFA contribution	7,438	15,998
Electricity Service Inspection Fee	8,973	10,852
	542,913	586,845
Non-current
Research and Development - R&D	649,303	744,395
RGR quota	38	47
	649,341	744,442
Total	1,192,254	1,331,287

29.1 - Global Reversion Reserve (RGR)

The contribution to the formation of the RGR is the responsibility of concessionaires of public electric energy service, through a quota called Reversion and Expropriation of Electric Energy Services, of up to 2.5% of the value of the investments of the concessionaires and permit holders, limited to 3% of annual revenue. The value of the quota is computed as a component of the service cost of the concessionaires. Transmitters bidding as of September 12, 2012 and transmitters and generators that had their concessions extended under the terms of Law No. 12,783/2013, are released from the payment of this charge.

29.2 - Financial Compensation for the Use of Water Resources

Financial compensation for the use of water resources for electricity generation purposes was instituted by the Federal Constitution of 1988 and it is 6.75% that hydroelectric generation  concessionaires pay for the use of water resources.

29.3 - Research and Development - P&D and Energy Efficiency (PEE)

Electric energy concessionaires are required to invest annually at least 1% of their adjusted net operating revenue, in research and development projects and the energy efficiency program of the electric sector, under the terms of Law No. 9,991, July 24, 2000.

Accounting policy

The Company recognizes its sectorial charges are recognized as obligations to be collected, derived from the charges established by law, and are recorded under current and non-current liabilities on an accrual basis.

Thus, in this item are recorded the resources destined for the payment/application in P&D and PEE collected from the electricity supply tariff, the obligations related to the Inspection Fee of Electric Energy Services (TFSEE)and financial compensation for the use of water resources (CFURH), besides, the obligations related to the RGR Quota, CDE, and PROINFA.